UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      December 31

Date of reporting period:     June 30, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Tax-Advantaged
Dividend Income Fund

6.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 11

For more information
page 29


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,

President and Chief Executive Officer

This commentary reflects the CEO's views as of June 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks to
provide a high level
of after-tax total
return from divi-
dend income and
capital appreciation.
To meet its objec-
tives, the Fund
normally invests at
least 80% of its
assets in dividend-
paying common and
preferred securities
that the Adviser
believes are eligible
to pay dividends
that qualify for U.S.
taxation rates
applicable to long-
term capital gains,
which currently are
taxed at a maximum
rate of 15%.

Over the last six months

* Dividend-paying securities posted good gains, fueled by strong investor demand.

* Utility common stocks and preferred stocks performed best, driven in part by strong demand for high-quality and high income-producing investments.

* Financial stocks were lackluster, dogged by rising interest rates.

[Bar chart with heading "John Hancock Tax-Advantaged Dividend Income Fund." Under the heading is a note that reads "Fund performance for the six months ended June 30, 2005." The chart is scaled in increments of 5% with 0% at the bottom and 10% at the top. The first bar represents the 6.34% net asset value of the Fund. The second bar represents the 4.47% market value of the Fund. The third bar represents the 6.38% yield on closing market price. The first note below the chart reads "The total returns for the Fund include all distributions reinvested. The performance data contained within this material represents past performance, which does not guarantee future results." The second note below the chart reads "The yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price."]

Top 10 issuers

 2.6%   NSTAR
 2.6%   Bank of America Corp.
 2.4%   Ameren Corp.
 2.2%   Dominion Resources, Inc.
 2.2%   KeySpan Corp.
 2.2%   Public Service Enterprise Group, Inc.
 2.2%   DTE Energy Co.
 2.1%   Regions Financial Corp.
 2.1%   ONEOK Inc.
 2.0%   Royal Bank of Scotland Group Plc

As a percentage of net assets plus the value of preferred shares on June 30, 2005.

BY GREGORY K. PHELPS, JAMES K. SCHMIDT, CFA, MARK T. MALONEY, AND
LISA A. WELCH FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Tax-Advantaged Dividend Income Fund

Dividend-paying securities posted strong gains for the six-month period ended June 30, 2005. Utility common stocks were the clear victors during the past six months, and ended the period as one of the overall stock market's best-performing industry groups. There was robust investor demand for utility common stocks due to their high dividend payouts, which were very attractive in a period when fixed-income investments offered investors low interest rates. Additionally, investors became increasingly bullish on the group in response to utility companies' strides to reduce their debt levels and improve their balanced sheets. Utility commons really surged in the final month of the period, due to the announcement of planned mergers of several large well-known players, which fueled speculation that more merger and acquisition activity was on the horizon. Preferred stocks also benefited from strong demand from yield-hungry investors seeking refuge from the overall stock market's lackluster returns and volatility. Financial stocks significantly lagged utility common stocks and preferred stocks, primarily due to the rising interest rate environment and by a flattening yield curve, as short-term rates rose faster than those at the longer end.

"Dividend-paying securities
 posted strong gains for the
 six-month period ended
 June 30, 2005."

Performance

For the six months ended June 30, 2005, John Hancock Tax-Advantaged Dividend Income Fund returned 6.34% at net asset value and 4.47% at market value. The difference in the Fund's net asset value (NAV) performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund's NAV share price at any time. Over the same six-month period, the Standard & Poor's 500 Index returned --0.81% and the average closed-end value fund returned 3.06% at net asset value, according to Lipper, Inc.

Chart-topping utility common stocks

Given the sector's overall strength, it's not surprising that many of the Fund's utility common stock holdings were our best performers during the year. Among the best was NSTAR, which transmits and delivers electricity to customers in eastern and central Massachusetts. It was also powered by company-specific developments, including the settlement of a contentious strike, the company's effecting a two-for-one stock split and continued financial improvement. Other chart toppers were Cinergy Corp., which performed well throughout the year and then got an added kick from the news that Duke Energy would acquire the company, and Scottish Power, which was boosted on a planned acquisition of the company's largest subsidiary by Berkshire Hathaway. Public Service Enterprise Group did well in response to expectations that its planned acquisition by Exelon would proceed fairly quickly. Utility companies with oil and gas operations also fared well as the price of energy skyrocketed, with holdings such as Black Hills Corp., National Fuel Gas and ONEOK Inc. each posting impressive stock price gains.

[Photos of Greg Phelps, Jim Schmidt, Mark Maloney and Lisa Welch, flush right at top of page.]

Preferred-stock holdings: leaders and laggards

Among our preferred-stock holdings, Monongahela Power Co., a subsidiary of utility holding company Alleghany Energy, was one of our top performers. It benefited from improving financial results, prompting a major ratings agency to upgrade Monongahela's credit rating. On the flip side were our holdings in Lehman Brothers, which tread water during the period because they carried yields below that offered by newly issued securities, which muted demand for the securities.

"...many of the Fund's utility com
 mon stock holdings also were our
 best performers during the year."

Financials: mixed bag

Banks with limited exposure to the mortgage business and better commercial loan growth performed relatively well for the period, including Colonial BancGroup and Whitney Holding Corp. The detractors typically were companies that had earnings disappointments or lowered guidance on future earnings, such as JPMorgan Chase & Co.

Supply glut = opportunity

In the final months of the period, there was a glut of newly issued preferred stocks, as companies rushed to lock in low interest rates. That influx of supply temporarily weighed on preferred-stock prices and afforded us the opportunity to buy some attractively valued tax-advantaged issues with relatively high coupons. Among our purchases was Entergy Mississippi, an electric utility company with an improving credit profile and insurance giant MetLife, which carried coupons of 6.25% and 6.50%, respectively.

[Table at top left-hand side of page entitled "Industry distribution1." The first listing is Electric utilities 33%, the second is Regional banks 14%, the third is Multi-utilities & unregulated power 14%, the fourth is Gas utilities 12%, the fifth is Diversified banks 9%, the sixth is Other diversified financial services 4%, the seventh is Investment banking & brokerage 3%, the eighth is Oil & gas exploration & production 3%, the ninth is Thrifts & mortgage finance 2%, the tenth is Integrated telecommunication services 2%, the eleventh is Multi-line insurance 2% and the twelfth is Integrated oil & gas 1%.]

[Pie chart at middle of page with heading "Portfolio diversification1." The chart is divided into three sections (from top to left): Common stocks 77%, Preferred stocks 22% and Short-term investments & other 1%.]

Outlook

After chalking up substantial gains over the past two years, the utilities sector has shown no signs of retreat. Utilities continue to reap the benefits of their efforts to repair their balance sheets, improve cash flows, whittle down debts and return to their core competencies by shedding non-regulated business. And with utilities looking to consolidate and cut costs, we believe that more merger and acquisition activity is likely, which we expect to provide a good underpinning for utility stocks. In addition, there is the strong possibility that unfavorable federal regulation that has dogged the industry may be repealed. Finally, there remains a strong appetite for dividends, with utility stocks being a primary beneficiary of that trend.

That said, given their strong recent gains, some moderation in utility stock performance is likely in the cards. Given our forecast for slowing economic conditions and ongoing strong demand for dividend-paying securities, we believe that preferred stocks may have the wind at their backs in the months to come. As for financial stocks, history shows that the performance of the group improves as we approach the end of an interest rate hike cycle. At the end of the period, financial stocks as a group were moderately undervalued on a price-to-book or price-earnings basis when compared to historic norms.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE ...AND WHAT'S BEHIND THE NUMBERS." The first listing is NSTAR followed by an up arrow with the phrase "Investors cheer improving financial results, strike settlement, stock split." The second listing is Cinergy followed by an up arrow with the phrase "Rallies on news that Duke Energy plans to acquire it." The third listing is Lehman Brothers followed by a down arrow with the phrase "Low coupon unattractive amid higher-coupon new issues."]

"...there remains a strong appetite for
 dividends, with utility stocks being a
 primary beneficiary of that trend."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 As a percentage of the Fund's portfolio on June 30, 2005.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2005
(unaudited)

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. Common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares          Value
Common stocks 109.44%                                                                                    $970,535,745
(Cost $878,663,233)

Diversified Banks 10.00%                                                                                   88,709,900
Bank of America Corp.                                                                         730,000      33,295,300
Comerica, Inc.                                                                                296,000      17,108,800
U.S. Bancorp.                                                                                 647,000      18,892,400
Wachovia Corp.                                                                                230,000      11,408,000
Wells Fargo & Co.                                                                             130,000       8,005,400

Electric Utilities 36.70%                                                                                 325,432,797
Alliant Energy Corp.                                                                           50,000       1,407,500
Ameren Corp.                                                                                  561,100      31,028,830
American Electric Power Co., Inc.                                                             335,500      12,369,885
Black Hills Corp.                                                                             454,000      16,729,900
CH Energy Group, Inc.                                                                         373,600      18,168,168
Cinergy Corp.                                                                                 539,100      24,162,462
Consolidated Edison, Inc.                                                                     525,100      24,595,684
Empire District Electric Co. (The)                                                            428,400      10,264,464
Great Plains Energy, Inc.                                                                      67,000       2,136,630
NSTAR                                                                                       1,086,000      33,481,380
OGE Energy Corp.                                                                              884,800      25,606,112
Pinnacle West Capital Corp.                                                                   230,000      10,223,500
Progress Energy, Inc.                                                                         569,600      25,768,704
Scottish Power Plc, American Depositary Receipt (United Kingdom)                              610,000      21,716,000
Southern Co. (The)                                                                            593,400      20,573,178
Westar Energy, Inc.                                                                           425,000      10,212,750
WPS Resources Corp.                                                                           373,000      20,981,250
Xcel Energy, Inc.                                                                             820,000      16,006,400

Gas Utilities 15.45%                                                                                      137,001,253
Atmos Energy Corp.                                                                            756,200      21,778,560
KeySpan Corp.                                                                                 690,647      28,109,333

See notes to
financial statements.


6


FINANCIAL STATEMENTS


Issuer                                                                                         Shares          Value
Gas Utilities (continued)
NiSource, Inc.                                                                                497,700     $12,308,121
Northwest Natural Gas Co.                                                                     325,000      12,428,000
Peoples Energy Corp.                                                                          585,200      25,432,792
Piedmont Natural Gas Co., Inc.                                                                180,000       4,323,600
Vectren Corp.                                                                                 689,900      19,820,827
WGL Holdings, Inc.                                                                            380,500      12,800,020

Integrated Oil & Gas 0.91%                                                                                  8,052,480
ChevronTexaco Corp.                                                                           144,000       8,052,480

Integrated Telecommunication Services 2.88%                                                                25,553,678
SBC Communications, Inc.                                                                      670,000      15,912,500
Verizon Communications, Inc.                                                                  279,050       9,641,178

Multi-Utilities & Unregulated Power 18.33%                                                                162,577,816
Dominion Resources, Inc.                                                                      385,000      28,255,150
DTE Energy Co.                                                                                485,000      22,683,450
Duke Energy Corp.                                                                             533,400      15,857,982
Energy East Corp.                                                                             406,000      11,765,880
National Fuel Gas Co.                                                                         466,000      13,472,060
ONEOK, Inc.                                                                                   821,100      26,808,915
Public Service Enterprise Group, Inc.                                                         454,700      27,654,854
Puget Energy, Inc.                                                                            185,000       4,325,300
SCANA Corp.                                                                                   257,500      10,997,825
TECO Energy, Inc.                                                                              40,000         756,400

Other Diversified Financial Services 2.10%                                                                 18,668,826
Citigroup, Inc.                                                                               187,000       8,645,010
JPMorgan Chase & Co.                                                                          283,800      10,023,816

Regional Banks 20.43%                                                                                     181,133,475
AmSouth Bancorp.                                                                              775,000      20,150,000
BB&T Corp.                                                                                    495,000      19,785,150
Colonial BancGroup, Inc. (The)                                                                275,000       6,066,500
F.N.B. Corp.                                                                                  190,000       3,733,500
First Horizon National Corp.                                                                  315,000      13,293,000
FirstMerit Corp.                                                                              365,000       9,530,150
Hudson United Bancorp.                                                                        195,000       7,039,500
KeyCorp                                                                                       749,000      24,829,350
National City Corp.                                                                           505,000      17,230,600
PNC Financial Services Group, Inc.                                                            370,000      20,150,200
Regions Financial Corp.                                                                       795,000      26,934,600

See notes to
financial statements.


7


FINANCIAL STATEMENTS


Issuer                                                                                         Shares          Value
Regional Banks (continued)
Susquehanna Bancshares, Inc.                                                                  275,000      $6,762,250
Whitney Holding Corp.                                                                         172,500       5,628,675

Thrifts & Mortgage Finance 2.64%                                                                           23,405,520
People's Bank                                                                                 225,000       6,804,000
Washington Mutual, Inc.                                                                       408,000      16,601,520


                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Preferred stocks 31.34%                                                                                  $277,884,062
(Cost $278,158,518)

Consumer Finance 0.58%                                                                                      5,135,305
HSBC Finance Corp., 6.36%, Depositary Shares, Ser B                              BBB+         150,000       3,754,695
SLM Corp., 6.97%, Ser A                                                          BBB+          24,200       1,380,610

Diversified Banks 3.19%                                                                                    28,274,280
Abbey National Plc, 7.375%, Depositary Shares,
Ser B (United Kingdom)                                                           A-            93,100       2,495,080
Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom)                                                                 A          1,060,000      25,779,200

Electric Utilities 9.94%                                                                                   88,127,841
Alabama Power Co., 5.20%                                                         BBB+         276,700       6,909,199
Alabama Power Co., 5.30% (Class A)                                               BBB+         213,000       5,338,312
Carolina Power & Light Co., $5.44                                                BB+          111,493      10,591,835
Connecticut Light & Power Co., $3.24, Ser 68G                                    BBB-          20,686       1,073,086
Connecticut Light & Power Co., 5.28%, Ser 1967                                   BBB-          18,294         963,294
Connecticut Light & Power Co., 6.56%, Ser 1968                                   BBB-           7,224         377,002
Duquesne Light Co., 6.50%                                                        BB+          227,000      11,826,700
Entergy Arkansas, Inc., $1.96                                                    BB+          150,466       3,775,764
Entergy Arkansas, Inc., 4.56%                                                    BB+            9,388         837,292
Entergy Arkansas, Inc., 4.56%, Ser 1965                                          BB+            9,818         875,643
Entergy Arkansas, Inc., $6.08                                                    Ba1           11,057       1,220,071
Entergy Gulf States, Inc., $7.56                                                 BB+           28,422       2,846,463
Entergy Louisiana, Inc., 5.16%                                                   Ba1           12,982       1,321,32
Entergy Mississippi, Inc., 4.92%                                                 Ba2            8,190         794,942
Entergy Mississippi, Inc., 6.25%                                                 BB+          167,500       4,213,680
FPL Group Capital Trust I, 5.875%                                                BBB+         318,200       7,923,180
Interstate Power & Light Co., 7.10%, Ser C                                       BBB-          20,600         566,500
Interstate Power & Light Co., 8.375%, Ser B                                      BBB-         233,000       7,782,200
Monongahela Power Co., $7.73, Ser L                                              B             33,143       3,330,872

See notes to
financial statements.


8



                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Electric Utilities (continued)
Northern Indiana Public Service Co., 4.50%                                       BB+           28,863      $2,588,650
Northern Indiana Public Service Co., 4.88%                                       BBB            7,971         775,180
Ohio Edison Co., 4.56%                                                           BB            15,325       1,279,638
Union Electric Co., $4.50                                                        BBB           10,370         846,711
Wisconsin Power & Light Co., 4.50%                                               BBB            4,600         396,060
Xcel Energy, Inc., $4.08, Ser B                                                  BB+           66,070       5,318,635
Xcel Energy, Inc., $4.56, Ser G                                                  BB+           53,700       4,355,607

Gas Utilities 1.25%                                                                                        11,113,480
Southern Union Co., 7.55%                                                        BB+          417,800      11,113,480

Investment Banking & Brokerage 4.13%                                                                       36,626,517
Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G                   BBB          251,800      12,549,712
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E                   BBB           64,900       3,342,350
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                  BBB+          56,000       2,772,000
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C                  BBB+         256,260      12,941,130
Lehman Brothers Holdings, Inc., 6.50%, Depositary Shares, Ser F                  BBB+         193,500       5,021,325

Multi-Line Insurance 2.52%                                                                                 22,375,003
ING Groep N.V., 6.20% (Netherlands)                                              A-           109,100       2,763,503
ING Groep N.V., 7.05% (Netherlands)                                              A-           100,000       2,615,000
MetLife, Inc., 6.50%, Ser B                                                      BBB          675,000      16,996,500

Multi-Utilities & Unregulated Power 1.60%                                                                  14,195,926
Avista Corp., $6.95, Ser K                                                       BB-           40,383       4,159,449
DTE Energy Co., 8.75%, Conv                                                      BBB-         187,000       4,714,270
Public Service Electric & Gas Co., 5.05%, Ser D                                  BB+           12,860       1,204,339
Public Service Electric & Gas Co., 5.28%, Ser E                                  BB+           21,930       2,077,868
South Carolina Electric & Gas Co., 6.52%                                         Baa1          20,000       2,040,000

Oil & Gas Exploration & Production 3.98%                                                                   35,274,420
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                        BBB-          50,000       4,934,375
Apache Corp., 5.68%, Depositary Shares, Ser B                                    BBB           50,000       5,182,815
Devon Energy Corp., 6.49%, Ser A                                                 BB+          150,000      15,675,000
Nexen, Inc., 7.35% (Canada)                                                      BB+          359,584       9,482,230

Other Diversified Financial Services 3.25%                                                                 28,787,690
ABN AMRO Capital Funding Trust V, 5.90%                                          A            140,000       3,406,200
ABN AMRO Capital Funding Trust VII, 6.08%                                        A            950,000      23,607,500
General Electric Capital Corp., 6.10%                                            AAA           21,100         546,490
JPMorgan Chase Capital XI, 5.875%, Ser K                                         A-            50,000       1,227,500

See notes to
financial statements.


9



                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Reinsurance 0.30%                                                                                          $2,693,600
RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)                              BBB+         112,000       2,693,600

Thrifts & Mortgage Finance 0.60%                                                                            5,280,000
Fannie Mae, 5.125%, Ser L                                                        AA-          120,000       5,280,000


                                                       Interest      Maturity    Credit     Par value
Issuer, description                                        rate      date        rating (A)     (000)           Value
Short-term investments 0.69%                                                                               $6,100,000
(Cost $6,100,000)

Government U.S. Agency 0.69%                                                                                6,100,000
Federal Home Loan Bank,
Disc Note                                                 2.500%     07-01-05    AAA          $6,100        6,100,000

Total investments 141.47%                                                                              $1,254,519,807

Other assets and liabilities, net 1.38%                                                                   $12,266,901

Fund preferred shares, at value (42.85%)                                                                ($380,000,000)

Total net assets 100.00%                                                                                 $886,786,708

(A) Credit ratings are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

June 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for each
common share.

Assets
Investments, at value (cost $1,162,921,751)                    $1,254,519,807
Cash                                                                   69,532
Cash segregated for futures contracts                                 247,500
Receivable for investments sold                                    13,114,790
Dividends receivable                                                3,318,722
Other assets                                                            9,193

Total assets                                                    1,271,279,544

Liabilities
Payable for investments purchased                                   4,266,294
Payable for futures variation margin                                   67,030
Payable to affiliates
Management fees                                                        19,133
Other                                                                  28,360
Other payables and accrued expenses                                    46,397

Total liabilities                                                   4,427,214

Auction Preferred Shares (APS), including
accrued dividends, unlimited number of
shares of beneficial interest authorized
with no par value, 15,200 shares issued,
liquidation preference of $25,000 per share                       380,065,622

Net assets
Common shares capital paid-in                                     798,628,966
Accumulated net realized gain on investments
and financial futures contracts                                       733,286
Net unrealized appreciation of investments and
financial futures contracts                                        90,966,291
Distributions in excess of net investment income                   (3,541,835)

Net assets applicable to common shares                           $886,786,708

Net asset value per common share
Based on 42,077,487 shares of beneficial interest
outstanding -- unlimited number of shares authorized
with no par value                                                      $21.08

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
June 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends                                                         $30,456,801
Interest                                                              157,451

Total investment income                                            30,614,252

Expenses
Investment management fees                                          4,577,429

APS auction fees                                                      489,509
Accounting and legal services fees                                    149,655
Custodian fees                                                        103,287
Miscellaneous                                                         100,870
Federal excise tax                                                     73,641
Printing                                                               61,968
Trustees' fees                                                         33,545
Professional fees                                                      32,442
Registration and filing fees                                           27,679
Transfer agent fees                                                    18,749

Total expenses                                                      5,668,774
Less expense reductions                                            (1,220,648)

Net expenses                                                        4,448,126

Net investment income                                              26,166,126

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments                                                        14,144,551
Financial futures contracts                                          (113,755)

Change in net unrealized appreciation (depreciation) of
Investments                                                        14,981,895
Financial futures contracts                                          (642,710)

Net realized and unrealized gain                                   28,369,981
Distribution to APS                                                (5,279,308)

Increase in net assets from operations                            $49,256,799

1 Semiannual period from 1-1-05 through 6-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                       Period        Period
                                                        ended         ended
                                                     12-31-04 1     6-30-05 2
Increase in net assets

From operations

Net investment income                             $40,282,604   $26,166,126
Net realized gain (loss)                          (12,611,373)   14,030,796
Change in net unrealized
appreciation (depreciation)                        76,627,106    14,339,185

Distributions to APS                               (4,363,999)   (5,279,308)

Increase in net assets resulting
from operations                                    99,934,338    49,256,799

Distributions to common shareholders
From net investment income                        (36,620,037)  (24,413,358)

From Fund share transactions                      798,628,966            --

Net assets
Beginning of period                                        --   861,943,267

End of period 3                                  $861,943,267  $886,786,708

1 Commencement of operations period from 2-27-04 through 12-31-04.

2 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

3 Includes distributions in excess of net investment income of $15,295 and $3,541,835, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

COMMON SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                                                    12-31-04 1    6-30-05 2
Per share operating performance
Net asset value, beginning of period                                              $19.10 3     $20.48
Net investment income 4                                                             1.14         0.62
Net realized and unrealized gain on investments                                     1.54         0.69
Distributions to APS                                                               (0.29)       (0.13)
Total from investment operations                                                    2.39         1.18
Less distributions to common shareholders
From net investment income                                                         (0.87)       (0.58)

Capital charges
Offering costs related to common shares                                            (0.02)          --
Offering costs and underwriting discounts related to APS                           (0.12)          --
Net asset value, end of period                                                    $20.48       $21.08
Per share market value, end of period                                             $17.99       $18.19
Total return at market value 5,6 (%)                                               (5.47) 7,8    4.47 8

Ratios and supplemental data
Net assets applicable to common shares, end of period (in millions)                 $862         $887
Ratio of expenses to average net assets 9 (%)                                       0.95 10      1.05 10
Ratio of adjusted expenses to average net assets 11 (%)                             1.23 10      1.34 10
Ratio of net investment income to average net assets 12 (%)                         6.11 10      6.20 10
Portfolio turnover (%)                                                                42           17

Senior securities
Total value of APS outstanding (in millions)                                        $380         $380
Involuntary liquidation preference per unit (in thousands)                           $25          $25
Average market value per unit (in thousands)                                         $25          $25
Asset coverage per unit 13                                                       $79,542      $83,064

See notes to
financial statements.

Notes to Financial Highlights

 1 Commencement of operations period from 2-27-04 through 12-31-04.

 2 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

 3 Reflects the deduction of a $0.90 per share sales load.

 4 Based on the average of the shares outstanding.

 5 Assumes dividend reinvestment.

 6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Assumes dividend reinvestment and a purchase at $20.01 per share on the inception date and a sale at the current market price on the last day of the period.

 8 Not annualized.

 9 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.69% and 0.73%, respectively.

10 Annualized.

11 Ratios calculated on the basis of expenses relative to the average net assets of common shares that does not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the adjusted annualized ratios of expenses would have been 0.89% and 0.93% for the periods ended 12-31-04 and 12-31-05, respectively.

12 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of net investment income would have been 4.42% and 4.29% for the periods ended 12-31-04 and 12-31-05, respectively.

13 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Tax-Advantaged Dividend Income Fund (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On June 30, 2005, the Fund had deposited $247,500 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on June 30, 2005:

                             NUMBER OF                            APPRECIATION/
OPEN CONTRACTS               CONTRACTS   POSITION   EXPIRATION   (DEPRECIATION)
-------------------------------------------------------------------------------
U.S. Treasury 10-year Note   300         Short      Sep 05           ($647,493)
U.S. Treasury 10-year Note   30          Short      Sep 05             $15,728

                                                                     ($631,765)

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2004, the tax character of distributions paid was as follows: ordinary income $40,984,036.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the"Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net asset value and the value attributable to the Auction Preferred Shares (collectively, "managed assets").

The Adviser has contractually agreed to limit the Fund's management fee to the following: 0.55% of the Fund's average daily managed assets until the fifth anniversary of the commencement of the Fund's operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year.

Accordingly, the expense reductions related to the reduction in the management fee amounted to $1,220,648 for the period ended June 30, 2005. After the eighth year, the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $149,655. The Fund also paid the Adviser the amount of $16,453 for certain compliance costs, included in the miscellaneous expenses.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the New York Stock Exchange ("NYSE") and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE's listing standards. The Funds also files with the Securities and Exchange Commission the certification of its chief executive officer and chief accounting officer required by Section 302 of the Sarbanes-Oxley Act.

Note C
Fund share transactions


This listing illustrates the number of Fund common shares sold, offering costs and underwriting discount charged to capital paid-in and the number of common shares outstanding at the end of the period, along with the corresponding dollar value.

                                 Period ended 12-31-04 1        Period ended 6-30-05 2
                                 Shares         Amount         Shares         Amount
Shares sold                  42,077,487   $803,680,002 3   42,077,487   $798,628,966
Offering cost related to
common shares                        --       (854,726)            --             --
Offering costs and
underwriting discount
related to Auction
Preferred Shares                     --     (4,196,310)            --             --

Net increase                 42,077,487   $798,628,966     42,077,487    $798,628,966

1 Commencement of operations period from 2-27-04 through 12-31-04.

2 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

3 Net of $0.90 per share sales load of the initial offering price of $20.00 per share.

Auction preferred shares

The Fund issued a total of 15,200 Auction Preferred Shares (3,800 shares of Series M, 3,800 shares of Series W, 3,800 shares of Series TH and 3,800 shares of Series F) (collectively, the "APS") on May 3, 2004, in a public offering. The underwriting discount of $3,800,000 and offering costs of $396,310 incurred in connection with the preferred shares and offering costs of $854,726 related to common shares were charged to capital paid-in of common shares during the period ended December 31, 2004.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction (except for the Series TH, which reset its rate on October 28, 2004, at which time the Fund elected a Special Dividend Payment of 182 days for the subsequent distributions). During the period ended June 30, 2005, dividend rates on APS ranged as follows: Series M from 2.25% to 3.22%, Series W from 2.19% to 3.30%, Series TH from 2.45% to 3.70% and Series F from 2.15% to 3.20%. Accrued dividends on APS are included in the value of APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2005, aggregated $208,351,585 and $211,881,201, respectively.

The cost of investments owned on June 30, 2005, including short-term investments, for federal income tax purposes, was $1,176,748,136. Gross unrealized appreciation and depreciation of investments aggregated $91,229,305 and $13,457,634, respectively, resulting in net unrealized appreciation of $77,771,671. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Investment
objective
and policy

The Fund's investment objective is to provide a high level of after-tax total return from dividend income and capital appreciation.

Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in dividend-paying common and preferred securities that the Adviser believes at the time of acquisition are eligible to pay dividends which, for individual shareholders, qualify for U.S. federal income taxation at rates applicable to long-term capital gains, which currently are taxed at a maximum rate of 15% ("tax-advantaged dividends"). Tax-advantaged dividends generally include dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. The Fund generally can pass the tax treatment of tax-advantaged dividends it receives through to its common shareholders.

Dividends and
distributions

During the period ended June 30, 2005, dividends from net investment income totaling $0.5802 per share were paid to common shareholders. The dates of payments and the amounts per share are as follows:

PAYMENT                               INCOME
DATE                                DIVIDEND
--------------------------------------------
January 31, 2005                     $0.0967
February 28, 2005                     0.0967
March 31, 2005                        0.0967
April 29, 2005                        0.0967
May 31, 2005                          0.0967
June 30, 2005                         0.0967

Dividend
reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check and mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend-disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to, or exceeds, their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market, plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash pay ment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased, as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on the 1099-DIV should be: (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (Telephone: 1-800-852-0218).

Shareholder
communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

On March 2, 2005, the Annual Meeting of the Fund was held to elect five Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 41,825,690 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                           WITHHELD
                                      FOR                 AUTHORITY
-------------------------------------------------------------------
James F. Carlin                       41,469,089            342,286
William H. Cunningham                 41,475,285            336,090
Richard P. Chapman, Jr.               41,465,452            345,923
James A. Shepherdson*                 41,481,981            329,394

* Mr. James A. Shepherdson resigned effective July 15, 2005.

The preferred shareholders elected Patti McGill Peterson to serve as the Fund's Trustee until her successor is duly elected and qualified, with the votes tabulated as follows: 14,258 FOR, 0 AGAINST, 57 WITHHELD.

The common and preferred shareholders ratified the Trustees' selection of Deloitte & Touche LLP as the Fund's independent auditor for the fiscal year ending December 31, 2005, with votes tabulated as follows: 41,484,857 FOR, 141,984 AGAINST and 198,849 ABSTAINING.

Board Consideration
of and Continuation
of Investment
Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the Board of Trustees (the "Board") of John Hancock Tax-Advantaged Dividend Income Fund (the "Fund"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Trustees"), annually to review and consider the continuation of the investment advisory agreement (the "Advisory Agreement") with John Hancock Advisers, LLC (the "Adviser") for the Fund.

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board's Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the "Universe") selected by Lipper Inc. ("Lipper"), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the "Peer Group"), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the Fund's Code of Ethics and the structure and responsibilities of the Adviser's compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, Extent and Quality of Services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund Performance

The Board noted that the Fund had less than one full year of operational history, and considered the performance results for the Fund since its inception through December 31, 2004. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund's benchmark index. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was not appreciably below the median and average performance of its Universe for the time period under review. The Board also noted that the Fund performed lower than the Dow Jones Utility Average Index, the Fund's benchmark index, as did the Universe. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund's performance trends.

Investment Advisory Fee
Rates and Expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the "Advisory Agreement Rate"). The Board noted the fee waiver arrangement applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers into account (the "Net Advisory Rate"). The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate and Net Advisory Rate were lower than the median rate of the Peer Group, and reasonable in relation to the services provided.

The Board received and considered information regarding the Fund's total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, transfer agent fees and custodian fees, including and excluding investment-related expenses. The Board also considered comparisons of these expenses to the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than the Peer Group's and Universe's median total operating expense ratio.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of Scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

The Board observed that the Advisory Agreement did not offer breakpoints. However, the Board considered the limited relevance of economies of scale in the context of a closed-end fund that, unlike an open-end fund, does not continuously offer its shares, and concluded that the fees were fair and equitable based on relevant factors, including the Fund's total expenses ranking relative to its Peer Group.

Information About
Services to Other Clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other Benefits to
the Adviser

The Board received information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's and the Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other Factors and
Broader Review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone           On the Fund's Web site         On the SEC's Web site

1-800-225-5291     www.jhfunds.com/proxy          www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer

Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and
dividend disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Transfer agent for APS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol

Listed New York Stock
Exchange:
HTD

For shareholder assistance
refer to page 21


How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives        1-800-852-0218
          Portfolio commentary                    1-800-344-7054
          24-hour automated information           1-800-843-0090
          TDD line                                1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

-----------------
PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS
-----------------

P13SA  6/05
       8/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, June 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds
- Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By: /s/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    August 29, 2005


By: /s/ William H. King
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    August 29, 2005